Short-Term Borrowings and Long-Term Debt (Aggregate Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Abstract]
2019	¥ 6,762
2020	4,943
2021	3,046
2022	1,384
2023 and thereafter	274
Long-term debt	¥ 16,409	¥ 18,115